Operations - Liquidity (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2025 USD ($)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Issuance of preferred shares
Net (loss)/profit				¥ 1,190,941	$ 170,303	¥ (1,363,651)	¥ (4,811,713)
Net cash (used in)/provided by operating activities				7,147,100	1,022,023	6,014,854	266,622
Accumulated deficit				(26,474,400)		(27,661,459)		$ (3,785,787)
Repayments of Convertible Debt				474	68	6,058,432	7,675,227
Debt instrument face value | ¥				4,849,993		¥ 95,692
Proceeds from issuance of ordinary shares, net of issuance costs | ¥							¥ 2,689,380
Convertible Debt [Member]
Issuance of preferred shares
Repayments of Convertible Debt					331,200
Proceeds from Convertible Debt					$ 68,800
Convertible Senior Notes Due Two Thousand Thirty [Member]
Issuance of preferred shares
Debt instrument face value	$ 690,000			¥ 4,849,900				$ 690,000
Effective interest rate	0.625%			0.98%				0.98%
Proceeds from issuance of ordinary shares, net of issuance costs	$ 678,100
ADSs
Issuance of preferred shares
Ordinary shares, issued (in shares) | shares		15,344,000	15,344,000
Proceeds from issuance of ordinary shares, net of issuance costs		¥ 2,700,000	$ 396,900